CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 14, 2022
Statement of Financial Position [Abstract]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	300,000,000	300,000,000		300,000,000	300,000,000
Common stock, shares, issued (in shares)	45,594,864	45,339,762	26,940,841	26,659,711	25,290,270
Common stock, shares, outstanding (in shares)	45,594,864	45,339,762	26,940,841	26,659,711	25,290,270